Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

12.         Leases

Lessee

The Group has operating leases, which primarily consist of office space and equipment. The Group’s leases include options to extend the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Group has operating leases for office and dormitories in the United States and China. The leases have remaining lease terms of up to two years.

Leases recorded on the consolidated balance sheets are summarized as follows:

	December 31,	December 31,
	2023	2024
	US$	US$
Lease Assets
Operating lease ROU assets	1,615,626	372,277

Lease Liabilities
Current
Current portion of operating lease	2,228,329	747,044
Non-current
Operating lease, net of current portion	338,252	77,442

The components of lease expenses recognized are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	US$	US$
Operating lease cost:
Operating lease cost	2,528,841	2,637,923
Short-term lease cost	508,273	399,191

Total lease cost	3,037,114	3,037,114

Supplemental cash flow information related to leases was as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	US$	US$
Operating cash flows for operating leases	1,996,744	2,096,515

Maturities of lease liabilities are as follows:

December 31,
2024
Operating Leases
US$
Year ending December 31, 2025	2,078,388
Year ending December 31, 2026	505,193
Year ending December 31, 2027	266,078
Year ending December 31, 2028	65,876
Total lease payments	2,915,535
Less: imputed interest	(31,655)
Present value of lease liabilities	2,883,880

Other supplemental information related to lease terms and discount rates are summarized below:

	December 31,	December 31,
	2023	2024
Weighted-average remaining lease term (years)
Operating leases	1.79	1.67
Weighted-average discount rate
Operating leases	6.48%	5.15%